Electric plant, construction and related agreements - Project Budget and Actual Costs (Details) - Vogtle Units No. 3 & No. 4 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Project Budget
Project-Level Contingency	$ 75.0	$ 112.5
Remaining Project Budget
Proceeds from guarantee agreement		1,100.0
Jointly Owned Nuclear Power Plant
Project Budget
Construction Costs		5,559.0
Financing Costs		1,578.0
Total Costs		7,137.0
Project-Level Contingency		113.0
Oglethorpe-Level Contingency		250.0
Total Contingency		363.0
Totals		7,500.0
Actual Costs
Construction Costs		4,754.0
Financing Costs		1,259.0
Total Costs		6,013.0
Project-Level Contingency		0.0
Oglethorpe-Level Contingency		0.0
Total Contingency		0.0
Totals		6,013.0
Remaining Project Budget
Construction Costs		805.0
Financing Costs		319.0
Total Costs		1,124.0
Project-Level Contingency		113.0
Oglethorpe-Level Contingency		250.0
Total Contingency		363.0
Totals		$ 1,487.0